Business Segment Information (Schedule Of Depreciation And Amortization) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 23,521	$ 22,137	$ 30,267
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	13,100	12,200	20,500
Test [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	2,200	2,300	2,200
Filtration [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	3,300	2,700	2,700
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,900	$ 4,900	$ 4,900